Schedule of Investments (unaudited)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 96.1%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	4,180,567	$328,341,732

Total Investment Companies
(Cost: $326,328,916)		328,341,732

Short-Term Securities

Money Market Funds — 46.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(c)(d)	151,190,685	151,251,161
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	7,140,000	7,140,000

Total Short-Term Securities — 46.4%
(Cost: $158,377,426)		158,391,161

Total Investments in Securities — 142.5%
(Cost: $484,706,342)		486,732,893

Liabilities in Excess of Other Assets — (42.5)%		(145,113,449)

Net Assets — 100.0%		$341,619,444

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$75,280,322	$75,973,404	(a)	$—	$(7,329)	$4,764	$151,251,161	151,190,685	$307,877	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,840,000	3,300,000	(a)	—	—	—	7,140,000	7,140,000	235,227		—
iShares iBoxx $ High Yield Corporate Bond ETF	156,041,610	167,480,570		(11,218,111)	(1,576,410)	17,614,073	328,341,732	4,180,567	9,413,040		—
					$(1,583,739)	$17,618,837	$486,732,893		$9,956,144		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
3.14%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/15/24	USD	2,000	$1,969	$—	$1,969
4.83%	At Termination	1-Day SOFR, 5.38%	At Termination	N/A	01/05/25	USD	5,000	9,327	8	9,319
4.85%	At Termination	1-Day SOFR, 5.38%	At Termination	N/A	01/23/25	USD	3,000	5,233	5	5,228

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
4.87%	At Termination	1-Day SOFR, 5.38%	At Termination	N/A	02/09/25	USD	3,000	$4,542	$5	$4,537
5.09%	At Termination	1-Day SOFR, 5.38%	At Termination	N/A	03/20/25	USD	7,000	(1,733)	6	(1,739)
5.15%	At Termination	1-Day SOFR, 5.38%	At Termination	N/A	05/16/25	USD	2,000	(4,000)	2	(4,002)
5.14%	At Termination	1-Day SOFR, 5.38%	At Termination	N/A	06/13/25	USD	5,000	(13,838)	6	(13,844)
5.00%	At Termination	1-Day SOFR, 5.38%	At Termination	N/A	07/08/25	USD	6,000	(14,174)	8	(14,182)
0.33%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/15/25	USD	16,400	759,622	(44,444)	804,066
3.77%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/13/26	USD	2,000	17,408	8	17,400
3.83%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/07/26	USD	1,000	7,575	4	7,571
4.70%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/13/26	USD	3,000	(28,152)	14	(28,166)
4.19%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/16/26	USD	2,000	(466)	10	(476)
0.87%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/17/26	USD	1,250	73,903	(8,660)	82,563
4.20%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/27/26	USD	4,000	(3,083)	21	(3,104)
4.62%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/03/26	USD	3,000	(25,851)	14	(25,865)
4.51%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/11/26	USD	2,000	(13,636)	11	(13,647)
4.29%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/09/26	USD	2,500	(8,513)	14	(8,527)
4.41%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/31/26	USD	1,500	(9,269)	8	(9,277)
4.68%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/27/26	USD	4,500	(56,031)	26	(56,057)
0.87%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/29/26	USD	2,900	190,225	12	190,213
4.65%	Annual	1-Day SOFR, 5.38%	Annual	N/A	10/03/26	USD	5,000	(59,906)	30	(59,936)
4.59%	Annual	1-Day SOFR, 5.38%	Annual	N/A	11/13/26	USD	2,000	(23,840)	12	(23,852)
1.13%	Annual	1-Day SOFR, 5.38%	Annual	N/A	11/18/26	USD	7,600	479,104	33	479,071
1.32%	Annual	1-Day SOFR, 5.38%	Annual	N/A	11/23/26	USD	500	29,584	(2,834)	32,418
3.83%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/05/27	USD	1,500	5,715	10	5,705
1.32%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/10/27	USD	3,776	232,413	18	232,395
3.91%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/10/27	USD	1,000	1,784	6	1,778
3.98%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/23/27	USD	1,000	(68)	7	(75)
3.76%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/05/27	USD	3,000	14,869	21	14,848
1.60%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/09/27	USD	1,916	107,829	10	107,819
4.01%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/09/27	USD	1,000	(1,034)	7	(1,041)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
4.06%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/14/27	USD	3,000	$(7,177)	$21	$(7,198)
1.70%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/28/27	USD	1,172	64,103	6	64,097
4.30%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/28/27	USD	1,000	(8,181)	7	(8,188)
4.22%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/06/27	USD	3,000	(19,675)	12	(19,687)
4.36%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/20/27	USD	4,000	(41,851)	17	(41,868)
4.35%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/03/27	USD	2,000	(21,124)	8	(21,132)
4.39%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/11/27	USD	2,000	(23,491)	8	(23,499)
4.64%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/19/27	USD	3,000	(55,229)	13	(55,242)
4.65%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/24/27	USD	1,500	(28,091)	7	(28,098)
4.67%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/01/27	USD	1,000	(19,479)	4	(19,483)
4.49%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/13/27	USD	2,500	(38,006)	11	(38,017)
4.54%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/14/27	USD	2,000	(33,001)	9	(33,010)
4.48%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/16/27	USD	1,000	(15,194)	4	(15,198)
4.46%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/23/27	USD	3,000	(44,266)	13	(44,279)
4.58%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/03/27	USD	3,000	(55,071)	14	(55,085)
4.49%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/11/27	USD	2,000	(32,195)	9	(32,204)
4.43%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/13/27	USD	4,000	(59,055)	18	(59,073)
4.25%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/20/27	USD	2,000	(20,080)	9	(20,089)
4.27%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/27/27	USD	3,000	(31,774)	14	(31,788)
4.39%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/03/27	USD	6,000	(84,529)	28	(84,557)
4.19%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/09/27	USD	3,000	(26,231)	14	(26,245)
2.64%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/15/27	USD	300	10,323	2	10,321
1.42%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/07/28	USD	9,450	753,415	(119,221)	872,636
1.23%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/08/28	USD	5,780	514,084	(69,753)	583,837
3.78%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/27/28	USD	2,000	(3,534)	16	(3,550)
4.13%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/11/28	USD	1,000	(14,768)	8	(14,776)
3.95%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/09/28	USD	1,000	(8,603)	8	(8,611)
4.15%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/18/28	USD	1,300	(21,362)	(1,388)	(19,974)
4.05%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/31/28	USD	1,500	(19,227)	12	(19,239)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
1.12%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/03/28	USD	1,960	$191,428	$(28,556)	$219,984
4.39%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/27/28	USD	1,500	(39,495)	13	(39,508)
4.46%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/29/28	USD	3,500	(100,942)	29	(100,971)
1.14%	Annual	1-Day SOFR, 5.38%	Annual	N/A	10/12/28	USD	2,500	246,346	20	246,326
1.21%	Annual	1-Day SOFR, 5.38%	Annual	N/A	10/22/28	USD	2,100	202,374	17	202,357
1.32%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/05/29	USD	4,300	411,347	38	411,309
3.70%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/10/29	USD	1,000	(542)	9	(551)
3.66%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/18/29	USD	1,500	1,445	13	1,432
3.81%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/23/29	USD	1,000	(5,271)	9	(5,280)
1.45%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/27/29	USD	4,450	407,953	40	407,913
3.55%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/05/29	USD	2,000	10,299	18	10,281
3.86%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/14/29	USD	3,000	(23,129)	27	(23,156)
4.06%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/26/29	USD	2,000	(32,434)	18	(32,452)
1.73%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/28/29	USD	355	28,745	3	28,742
3.89%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/07/29	USD	2,000	(18,216)	18	(18,234)
1.70%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/11/29	USD	842	69,824	6	69,818
4.11%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/20/29	USD	2,000	(36,871)	18	(36,889)
4.00%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/27/29	USD	2,000	(28,446)	18	(28,464)
4.09%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/03/29	USD	2,000	(36,111)	18	(36,129)
4.14%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/09/29	USD	2,000	(39,998)	(44)	(39,954)
4.40%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/19/29	USD	2,000	(63,153)	19	(63,172)
4.40%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/24/29	USD	2,000	(63,583)	19	(63,602)
4.41%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/01/29	USD	1,200	(38,934)	12	(38,946)
4.23%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/13/29	USD	2,000	(49,861)	19	(49,880)
4.28%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/14/29	USD	1,000	(26,912)	10	(26,922)
4.23%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/16/29	USD	2,000	(49,345)	19	(49,364)
4.10%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/06/29	USD	1,000	(19,755)	9	(19,764)
4.21%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/11/29	USD	1,800	(44,267)	17	(44,284)
4.17%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/13/29	USD	1,500	(33,970)	15	(33,985)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
3.99%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/26/29	USD	2,000	$(30,117)	$19	$(30,136)
4.16%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/03/29	USD	7,000	(160,418)	68	(160,486)
4.05%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/08/29	USD	3,000	(54,053)	29	(54,082)
3.95%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/09/29	USD	1,000	(13,521)	9	(13,530)
2.56%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/15/29	USD	300	14,787	3	14,784
3.10%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/12/29	USD	800	20,040	8	20,032
3.44%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/22/29	USD	500	4,638	5	4,633
3.37%	Annual	1-Day SOFR, 5.38%	Annual	N/A	12/02/29	USD	450	5,812	3	5,809
3.29%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/10/30	USD	1,500	25,302	17	25,285
3.16%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/03/30	USD	1,200	28,087	13	28,074
0.77%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/01/30	USD	10,500	1,521,980	134,313	1,387,667
3.45%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/24/30	USD	1,000	9,156	11	9,145
3.54%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/01/30	USD	700	3,046	8	3,038
3.59%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/27/30	USD	1,300	2,256	16	2,240
3.84%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/09/30	USD	2,200	(25,579)	26	(25,605)
4.02%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/18/30	USD	500	(10,781)	(688)	(10,093)
3.91%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/31/30	USD	1,500	(23,902)	18	(23,920)
4.04%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/15/30	USD	1,000	(22,844)	12	(22,856)
4.30%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/27/30	USD	750	(27,689)	10	(27,699)
4.31%	Annual	1-Day SOFR, 5.38%	Annual	N/A	10/03/30	USD	300	(11,291)	4	(11,295)
3.52%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/05/31	USD	1,000	5,545	13	5,532
3.65%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/10/31	USD	1,000	(1,630)	13	(1,643)
3.64%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/18/31	USD	1,000	(1,242)	12	(1,254)
3.77%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/23/31	USD	500	(4,376)	6	(4,382)
3.75%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/09/31	USD	1,000	(7,333)	12	(7,345)
3.82%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/14/31	USD	1,000	(11,363)	13	(11,376)
3.88%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/06/31	USD	1,000	(15,205)	13	(15,218)
3.80%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/07/31	USD	1,200	(12,739)	16	(12,755)
4.01%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/20/31	USD	1,500	(34,319)	19	(34,338)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
4.04%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/11/31	USD	1,700	$(42,138)	$22	$(42,160)
4.30%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/19/31	USD	1,000	(40,510)	13	(40,523)
4.30%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/24/31	USD	1,100	(44,626)	15	(44,641)
4.31%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/01/31	USD	800	(33,002)	11	(33,013)
4.18%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/14/31	USD	500	(16,936)	7	(16,943)
4.13%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/16/31	USD	700	(21,599)	10	(21,609)
4.23%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/03/31	USD	1,000	(36,993)	13	(37,006)
1.59%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/04/31	USD	2,814	343,117	(91,836)	434,953
4.00%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/06/31	USD	1,500	(35,029)	20	(35,049)
4.11%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/11/31	USD	1,000	(29,586)	13	(29,599)
3.87%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/20/31	USD	1,000	(15,404)	13	(15,417)
3.89%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/26/31	USD	1,000	(16,483)	14	(16,497)
4.09%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/03/31	USD	500	(14,484)	7	(14,491)
3.88%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/09/31	USD	1,500	(24,164)	20	(24,184)
3.77%	Annual	1-Day SOFR, 5.38%	Annual	N/A	07/15/31	USD	1,000	(9,754)	13	(9,767)
1.36%	Annual	1-Day SOFR, 5.38%	Annual	N/A	10/20/31	USD	830	118,149	10	118,139
1.28%	Annual	1-Day SOFR, 5.38%	Annual	N/A	11/30/31	USD	1,100	163,909	14	163,895
1.52%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/10/32	USD	328	44,417	4	44,413
1.61%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/12/32	USD	2,033	263,787	27	263,760
1.78%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/28/32	USD	100	12,064	1	12,063
2.76%	Annual	1-Day SOFR, 5.38%	Annual	N/A	08/23/32	USD	150	8,935	2	8,933
3.37%	Annual	1-Day SOFR, 5.38%	Annual	N/A	12/27/32	USD	300	5,427	4	5,423
3.45%	Annual	1-Day SOFR, 5.38%	Annual	N/A	01/05/33	USD	300	3,702	4	3,698
3.34%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/08/33	USD	500	10,364	8	10,356
4.25%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/27/33	USD	500	(24,098)	8	(24,106)
4.28%	Annual	1-Day SOFR, 5.38%	Annual	N/A	10/03/33	USD	300	(15,195)	5	(15,200)
3.89%	Annual	1-Day SOFR, 5.38%	Annual	N/A	02/28/34	USD	600	(12,862)	10	(12,872)
3.89%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/27/34	USD	500	(10,609)	9	(10,618)
4.24%	Annual	1-Day SOFR, 5.38%	Annual	N/A	04/24/34	USD	400	(19,828)	7	(19,835)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
4.04%	Annual	1-Day SOFR, 5.38%	Annual	N/A	05/23/34	USD	400	$(13,609)	$7	$(13,616)
4.05%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/11/34	USD	500	(17,314)	9	(17,323)
3.84%	Annual	1-Day SOFR, 5.38%	Annual	N/A	06/26/34	USD	500	(8,605)	8	(8,613)
0.86%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/30/45	USD	80	32,468	(902)	33,370
0.87%	Annual	1-Day SOFR, 5.38%	Annual	N/A	03/30/50	USD	10	4,529	(449)	4,978
1.06%	Annual	1-Day SOFR, 5.38%	Annual	N/A	09/18/50	USD	15	6,385	(668)	7,053
								$4,793,437	$(233,307)	$5,026,744

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$328,341,732	$—	$—	$328,341,732
Short-Term Securities
Money Market Funds	158,391,161	—	—	158,391,161
	$486,732,893	$—	$—	$486,732,893
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$7,743,226	$—	$7,743,226

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$—	$(2,716,482)	$—	$(2,716,482)
	$—	$5,026,744	$—	$5,026,744

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate